Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
13. Leases

The movements in 2020 and 2019 were as follows:

Right-of-use assets	Land and buildings1 £m	Plant and machinery £m	Total £m
1 January 2019	1,862.5	32.6	1,895.1
Additions	348.1	16.5	364.6
Transfers to net investment in subleases 2	(37.6)	–	(37.6)
Disposals	(31.0)	(0.6)	(31.6)
Depreciation of right-of-use assets	(301.5)	(16.4)	(317.9)
Transfer to disposal group classified as held for sale	(134.4)	(3.7)	(138.1)
31 December 2019	1,706.1	28.4	1,734.5
Additions	233.0	35.0	268.0
Disposals	(40.5)	(1.9)	(42.4)
Depreciation of right-of-use assets	(312.1)	(19.8)	(331.9)
Impairment charges included in restructuring costs	(117.0)	–	(117.0)
Other write-downs	(8.1)	–	(8.1)
Exchange adjustments	0.4	1.0	1.4
31 December 2020	1,461.8	42.7	1,504.5

Notes
1	For the year ended 31 December 2020 and 2019, the Company has £67.9 million and £27.4 million of right-of-use assets that are classified as investment property, respectively.
2
The sublease of certain office space is classified as a finance lease and relates primarily to Kantar business units that were sold. The Company de-recognised the right-of-use asset (to the extent that it is subject to the sublease) and recognised the net investment in subleases, which is included within trade and other receivables. No other disclosures are deemed necessary as it is not material.

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	2,294.4	31.8	2,326.2
Additions	325.9	12.3	338.2
Interest expense related to lease liabilities (net)	101.5	1.2	102.7
Disposals	(27.5)	(0.2)	(27.7)
Repayment of lease liabilities (including interest)	(326.2)	(14.9)	(341.1)
Transfer to disposal group classified as held for sale	(144.7)	(3.9)	(148.6)
31 December 2019	2,223.4	26.3	2,249.7
Additions	226.9	37.1	264.0
Interest expense related to lease liabilities (net)	96.8	1.7	98.5
Disposals	(49.4)	(1.7)	(51.1)
Repayment of lease liabilities (including interest)	(379.1)	(19.5)	(398.6)
Exchange adjustments	(6.8)	0.6	(6.2)
31 December 2020	2,111.8	44.5	2,156.3

The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2020 £m	2019 £m
Depreciation of right-of-use assets:
Land and buildings	(312.1)	(286.5)
Plant and machinery	(19.8)	(15.1)
Impairment charges	(125.1)	–
Short-term lease expense	(36.7)	(83.8)
Low-value lease expense	(2.3)	(2.9)
Variable lease expense	(65.4)	(74.2)
Sublease income	25.3	17.5
Charge to operating profit	(536.1)	(445.0)
Interest expense related to lease liabilities	(101.0)	(99.7)
Charge to profit before taxation for leases	(637.1)	(544.7)

Variable lease payments primarily include real estate taxes and insurance costs.

The maturity of lease liabilities at 31
 December 2020
were as follows:

	2020 £m	2019 £m
Within one year	412.3	385.9
Between one and two years	357.7	384.0
Between two and three years	309.0	335.4
Between three and four years	255.3	283.0
Between four and five years	209.9	220.5
Over five years	1,238.9	1,393.7
	2,783.1	3,002.5
Effect of discounting	(626.8)	(752.8)
Lease liability at end of year	2,156.3	2,249.7
Short-term lease liability	323.8	302.2
Long-term lease liability	1,832.5	1,947.5

The total committed future cash flows for leases not yet commenced at 31
 December 2020
is £674.3 million.

The Group does not face a significant liquidity risk with regard to its lease liabilities. Refer to note 25 for management of liquidity risk.